SCHEDULE OF GROUP ISSUED CORPORATE BONDS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate outstanding principal balances		¥ 82,000	¥ 134,000
Less: unamortized bond issuance costs		(4,110)	(6,801)
Less: current portion	¥ (1,656,137)	(6,065,020)	(1,415,301)
Non-current portion	¥ 6,891,986	4,559,117	6,187,556
Less: current portion		(49,270)	(49,309)
Non-current portion		¥ 28,620	77,890
Lender 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance date	Sep. 26, 2022	Sep. 26, 2022
Maturity date	Sep. 26, 2025	Sep. 26, 2025
Lender 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance date	Sep. 25, 2020	Sep. 25, 2020
Maturity date	Sep. 25, 2025	Sep. 25, 2025
Lender 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Corporate bonds		¥ 52,000	84,000
Principal amount	¥ 100,000	¥ 100,000
Annual Interest rate	0.56%	0.56%
Lender 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Corporate bonds		¥ 30,000	¥ 50,000
Principal amount	¥ 100,000	¥ 100,000
Annual Interest rate	0.83%	0.83%
Corporate Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate outstanding principal balances	¥ 56,000	¥ 82,000
Less: unamortized bond issuance costs	(2,750)	(4,110)
Less: current portion	(53,250)	(49,270)
Non-current portion		28,620
Corporate Debt [Member] | Lender 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Corporate bonds	36,000	52,000
Corporate Debt [Member] | Lender 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Corporate bonds	¥ 20,000	¥ 30,000